INVESTMENTS	12 Months Ended
Oct. 31, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS
Net book value of investments as of October 31, 2018 and 2017 were as follows:

	October 31,
	2018	2017
	(in millions)
Long-Term
Cost method investments	$16	$16
Trading securities	13	13
Available-for-sale investments	17	34
Total	$46	$63

Cost method investments consist of non-marketable equity securities and are accounted for at historical cost. Trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized currently in earnings. Investments designated as available-for-sale consists of equity securities and are reported at fair value, with unrealized gains and losses, net of tax, included in accumulated other comprehensive income (loss).
Investments in available-for-sale securities at estimated fair value were as follows:

	October 31, 2018				October 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Long-Term
Equity securities	$15	$2	$—	$17	$15	$19	$—	$34
All of our investments, excluding trading securities, are subject to periodic impairment review. The impairment analysis requires significant judgment to identify events or circumstances that would likely have a significant adverse effect on the future value of the investment. We consider various factors in determining whether an impairment is other-than-temporary, including the severity and duration of the impairment, forecasted recovery, the financial condition and near-term prospects of the investee, and our ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. There was no impairment recognized in the years ended 2018 and 2017. In 2016, cost method investments with a carrying amount of $2 million were written down to their fair value of zero, resulting in an impairment charge of $2 million, which is included in other income (expense).
Realized gains or losses on the sale of available-for-sale or cost method securities were zero in 2018, 2017 and 2016. Net unrealized gains on our trading securities portfolio was zero in 2018, $2 million in 2017 and zero in 2016.